Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

NOTE 16—QUARTERLY FINANCIAL DATA (UNAUDITED)

Summarized quarterly results for fiscal years 2011 and 2010 are as follows (in thousands, except per share amounts):

	Quarters ended (1)
	December 31	March 31	June 30	September 30
Fiscal 2011
Revenues	$146,286	$159,085	$162,147	$177,558
Income before income taxes	63,240	90,485	87,203	83,919
Net income	52,850	70,611	75,285	72,928
Earnings per common share -
Basic	0.82	1.09	1.16	1.13
Diluted	0.81	1.08	1.15	1.12

Fiscal 2010
Revenues	$164,243	$159,069	$166,637	$160,613
Income before income taxes	81,255	77,018	84,847	76,859
Net income	66,984	66,755	58,994	64,229
Earnings per common share -
Basic	1.04	1.04	0.92	1.00
Diluted	1.03	1.03	0.91	0.99

(1)	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.